COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total client margin asset	$ 4,882,223,371	$ 5,760,418,260
Fulfillment of client margin financings	106,224,011	46,720,095
Fulfillment of client short sales	69,139,760	58,876,336
Securities lending to other brokers	1,053,968,909	1,330,623,661
Asset pledged as collateral with right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral repledged	$ 1,229,332,680	$ 1,436,220,092